Taxation	12 Months Ended
Sep. 30, 2024
Taxation [Abstract]
TAXATION

Note 11 TAXATION

The Group and its subsidiaries file tax returns separately.

1) Income tax

The Group is a Cayman Islands exempted company and currently conducts operations through subsidiaries that are incorporated in the Cayman Islands, the British Virgin Islands, Hong Kong and California.

The Cayman Islands

The Group, PGAM and PGCI are incorporated in the Cayman Islands and the Cayman Islands currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty.

Pursuant to the Tax Concessions Act of the Cayman Islands, the Group has obtained an undertaking: (a) that no law which is enacted in the Cayman Islands imposing any tax to be levied on profits, income, gains or appreciation shall apply to the Group or its operations; and (b) that the aforesaid tax or any tax in the nature of estate duty or inheritance tax shall not be payable on the shares, debentures or other obligations of the Group.

The undertaking for the Group is for a period of twenty years from November 2, 2018.

There are no other taxes likely to be material to the Group levied by the Government of the Cayman Islands save certain stamp duties which may be applicable, from time to time, on certain instruments executed in or brought within the jurisdiction of the Cayman Islands.

The Cayman Islands are a party to a double tax treaty entered into with the United Kingdom in 2010 but are otherwise not a party to any other double tax treaties.

British Virgin Islands

PPWM and PAI are subsidiaries of the Group incorporated in the British Virgin Islands (BVI). There is no income or other tax in the British Virgin Islands imposed by withholding or otherwise on any payment to be made to or by the subsidiary incorporated in the British Virgin Islands.

United States

The U.S. subsidiary PWAI is subject to a federal corporate income tax rate of 21% and California state income tax at a rate of 8.84%. PWAI had no assessable income that was derived in the United States for the year ended September 30, 2024 and 2023 and therefore no income tax has been provided.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2 million, and 16.5% on any part of assessable profits over HK$2 million. The Group subsidiaries registered in Hong Kong are now subject to the new assessments in Hong Kong beginning in its fiscal year 2019. If, at the end of the basis period of the entity for the relevant year of assessment, the entity has one or more connected entities, the two-tiered profits tax rates would only apply to the one which is nominated to be chargeable at the two-tiered rates. The others would not qualify for the two-tiered profits tax rates and will continue to be subject to the rate of 16.5%. From the year of 2018/2019 onwards, Prestige Asset Management Limited elected the two-tiered profits tax rates. The Group’s subsidiary, PWM, in Hong Kong did not have assessable profits that were derived in Hong Kong for years ended September 30, 2024, 2023 and 2022. Therefore, no Hong Kong profit tax has been provided for years ended September 30, 2024, 2023 and 2022. PPWM, the Group’s BVI subsidiary, is doing business in Hong Kong and derives its income primarily in the region. PPWM is subject to Hong Kong profit tax with statutory tax rate of 16.5% according to the relevant tax laws and regulations of Hong Kong. PAM, the Group’s Hong Kong subsidiary, is doing business in Hong Kong and derives its income primarily in the region. PAM is subject to Hong Kong profit tax of 8.25% on assessable profits up to HK$2 million and 16.5% on any part of assessable profits over HK$2 million.

The components of the income taxes (benefit) expense are:

	For the years ended September 30,
	2024	2023	2022
Current	$—	$—	$242,834
Deferred	(3,112)	(7,476)	(17,184)
Total income taxes (benefit) expense	$(3,112)	$(7,476)	$225,650

According to tax regulations, net operating losses can be carried forward to offset operating income indefinitely.

Significant components of deferred tax assets were as follows:

	As of September 30,
	2024	2023
Deferred tax assets	$—	$—
Current period addition(1)	5,620	31,456
Current period reversal	—	—
Exchange rate effect	—	—
Gross deferred tax assets	5,620	31,456
Less: valuation allowance(1)	(5,620)	(31,456)
Total deferred tax assets	$—	$—

(1)	The Group had a net taxable loss of HK$532,308 (US$68,124) arising from the PAM’s operation as of September 30, 2024, which was available to reduce future taxable income, and all of these losses can be carried forward indefinitely. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. On the basis of this evaluation, the Group recognized a valuation allowance against deferred tax assets on tax loss carry-forwards of $5,620 and $31,456 for the years ended September 30, 2024 and 2023, respectively.

Significant components of deferred tax liabilities were as follows:

	As of September 30,
	2024	2023
Deferred tax liabilities(1)	$14,415	$21,785
Current year reversal(2)	(3,112)	(7,476)
Exchange rate effect	87	106)
Balance at end of the year	$11,390	$14,415

(1)	As an impact of Topic 606, the Group recognized revenues from renewal premiums when performance obligation delivered by increasing the opening balance of retained earnings and recording a deferred tax liability of $14,415 at the beginning of the year ended September 30, 2024. The deferred tax liabilities resulted from a temporary difference between the accounting income before income taxes and taxable income.

(2)	The reversal of deferred tax liabilities for the year ended September 30, 2024 and 2023 were as the recognition of reverse due to renewal of HK$24,313 and HK$58,525 respectively during the fiscal years 2024 and 2023.

Net (loss) income before income tax is attributable to the following tax jurisdictions:

	For the years ended September 30,
	2024	2023	2022
Hong Kong	$(2,005,456)	$(466,932)	$1,490,886
Cayman	(4,874,486)	(576,295)	89,302
Net (loss) income before income tax	$(6,879,942)	$(1,043,227)	$1,580,188

Reconciliation between the Hong Kong statutory tax rates to income before income taxes (benefit) expense for income taxes is as follows:

	For the years ended September 30,
	2024	2023	2022
(Loss) income before income taxes expense	$(6,879,942)	$(1,043,227)	$1,580,188
Income tax statutory rate	16.5%	16.5%	16.5%
Income tax (benefit) expense at statutory tax rate	(1,135,190)	(172,132)	260,731
Reconciling items:
Effect of tax-exempt for subsidiaries incorporated in Cayman Islands	804,290	95,089	(14,735)
Effect of valuation allowance on deferred tax assets	5,620	31,456	—
Effect of non-deductible item	326,541	27,556	—
Effect of different tax rates for the first HK$2 million(1)	8,710	10,555	(20,346)
Tax effect of utillisation of tax losses not recognised in prior year	(13,083)	—	—
Income taxes (benefit) expense	$(3,112)	$(7,476)	$225,650

Effective income tax rate	0.05%	0.72%	14.28%

(1)	From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2 million, and 16.5% on any part of assessable profits over HK$2 million. If, at the end of the basis period of the entity for the relevant year of assessment, the entity has one or more connected entities, the two-tiered profits tax rates would only apply to the one which is nominated to be chargeable at the two-tiered rates. The others would not qualify for the two-tiered profits tax rates and will continue to be subject to the rate of 16.5%.